Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Interest and fees on loans	$ 141,887	$ 135,960	$ 127,944
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	1,418	1,417	2,600
State and political subdivisions	87	179	562
Mortgage-backed securities and collateralized mortgage obligations-residential	9,132	12,150	11,385
Corporate bonds	1	65	812
Small Business Administration-guaranteed participation securities	2,004	2,154	2,180
Mortgage-backed securities and collateralized mortgage obligations-commercial	149	151	144
Other	16	16	17
Total interest and dividends on securities available for sale	12,807	16,132	17,700
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential	1,844	2,259	2,840
Corporate bonds	615	615	833
Total interest on held to maturity securities	2,459	2,874	3,673
Federal Reserve Bank and Federal Home Loan Bank stock	467	511	490
Interest on federal funds sold and other short-term investments	1,725	1,464	1,240
Total interest and dividend income	159,345	156,941	151,047
Interest expense:
Interest on deposits	14,983	14,091	13,800
Interest on short-term borrowings	1,214	1,397	1,483
Total interest expense	16,197	15,488	15,283
Net interest income	143,148	141,453	135,764
Provision for loan losses	3,700	5,100	7,000
Net interest income after provision for loan losses	139,448	136,353	128,764
Noninterest income:
Trustco Financial Services income	5,971	5,837	5,301
Fees for services to customers	10,689	10,844	11,675
Net gain on securities transactions	251	717	1,622
Other	961	2,508	1,172
Total noninterest income	17,872	19,906	19,770
Noninterest expense:
Salaries and employee benefits	32,521	32,879	32,424
Net occupancy expense	15,799	16,251	16,100
Equipment expense	6,871	7,219	6,381
Professional services	7,878	5,807	5,649
Outsourced services	5,860	5,350	5,125
Advertising expense	2,593	2,487	2,827
FDIC and other insurance expense	6,339	3,907	3,975
Other real estate expense, net	2,001	1,009	3,598
Other	10,698	9,761	8,926
Total noninterest expense	90,560	84,670	85,005
Income before income taxes	66,760	71,589	63,529
Income taxes	24,522	27,396	23,717
Net income	$ 42,238	$ 44,193	$ 39,812
Earnings per share:
Basic (in dollars per share)	$ 0.444	$ 0.467	$ 0.422
Diluted (in dollars per share)	$ 0.444	$ 0.466	$ 0.422